FINANCE ITEMS (Tables)	12 Months Ended
Mar. 31, 2021
Disclosure of finance items [Abstract]
Schedule of Finance Items Consist

Finance items consist of:

	Year ended March 31,
Finance income	2021	2020
Interest income	$3,767	$4,023

	Year ended March 31,
Finance costs	2021	2020
Interest on bank loan	$-	$45
Interest on lease obligation	95	112
Expected credit loss of bonds	1,376	-
Loss on disposal of bonds	266	1,494
Unwinding of discount of environmental rehabilitation provision	251	422
	$1,988	$2,073